Stockholders' Equity - Summary of Stock Option Activity (Details) - 2009 Stock Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Option Outstanding Beginning Balance (in shares)	6,343,400
Options Granted (in shares)	4,737,800
Options Canceled (in shares)	(500,435)
Options Exercised (in shares)	(57,690)
Option Outstanding Ending Balance (in shares)	10,523,075
Weighted- Average Exercise Price
Weighted Average Exercise Price, Beginning Balance (USD per share)	$ 4.74
Options Granted (USD per share)	5.23
Options Canceled (USD per share)	5.84
Options Exercised (USD per share)	3.69
Weighted Average Exercise Price, Ending Balance (USD per share)	$ 4.91
Aggregate Intrinsic Value, Beginning Balance	$ 1,723	$ 6,290